Intangible Assets (Schedule of net intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 2,052	$ 1,034
Accumulated amortization	334	68
Intangible assets, Net	1,718	966
Amortization expense	266	1,103	$ 1,888
Capitalization of software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	1,946	928
Accumulated amortization	274	37
Intangible assets, Net	$ 1,672	891
Useful life	3 years
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 106	106
Accumulated amortization	60	31
Intangible assets, Net	$ 46	$ 75
Useful life	3 years